Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Carrying Amount of Financial Assets

	Note	December 31, 2019	December 31, 2018
Assets
Fair value through profit or loss
Cash and cash equivalents	5.1	3,279,170	1,600,590
Marketable securities	5.2	3,115,503	4,202,835
Derivative financial instruments	5.9	3,824,410	2,548,857
Other financial assets		134,637	—

		10,353,720	8,352,282
Amortized cost
Cash and cash equivalents	5.1	5,193,104	2,021,208
Trade receivables	5.3	1,814,394	1,588,192
Receivables from related parties	5.4	173,341	135,070
Dividends receivable		23,252	27,320
Restricted cash	5.2	147,910	115,124

		7,352,001	3,886,914

Total assets		17,705,721	12,239,196

Liabilities
Amortized cost
Loans, borrowings and debentures	5.5	12,682,049	10,005,187
Leases	5.6	4,594,888	553,350
Trade payables	5.7	2,190,264	1,923,920
Dividends payable		214,104	187,415
Payables to related parties	5.4	392,458	355,971
Other financial liabilities		543,879	455,702
Preferred shareholders payable in subsidiaries	5.8	611,537	1,097,490
Tax installments—REFIS	12	213,360	216,984

		21,442,539	14,796,019
Fair value through profit or loss
Loans, borrowings and debentures	5.5	16,370,166	12,569,126
Contingent consideration		184,370	64,969
Derivative financial instruments	5.9	81,051	25,714

		16,635,587	12,659,809

Total liabilities		38,078,126	27,455,828

Summary of Cash and Cash Equivalents

	December 31, 2019	December 31, 2018
Cash and bank accounts	363,084	111,410
Savings account	885,740	1,335,774
Financial investments	7,223,450	2,174,614

	8,472,274	3,621,798

Summary of Financial Investments
Financial investments are composed as follows:

	December 31, 2019	December 31, 2018
Investment fund
Repurchase agreements	2,799,706	1,179,503
Bank certificate of deposits—CDB	479,464	421,087

	3,279,170	1,600,590

Bank investments
Repurchase agreements	1,400,735	—
Bank certificate of deposits—CDB	2,340,125	571,840
Other	203,420	2,184

	3,944,280	574,024

	7,223,450	2,174,614

Summary of Trade Receivables

	December 31, 2019	December 31, 2018
Domestic – Brazilian Reais ( i )	1,874,400	1,609,421
Export – Foreign currency	60,401	104,355

	1,934,801	1,713,776

Expected credit losses	(120,407)	(125,584)

	1,814,394	1,588,192

Current	1,786,095	1,545,643
Non-current	28,299	42,549

	1,814,394	1,588,192

(i)
R$622,572 (R$430,596 on December 31, 2018) is related to the unbilled revenue from the subsidiary Comgás, which refers to that part of the gas supplied in the month, whose billing have not yet been made.

Summary of Ageing of Trade Receivables
The ageing of trade receivables is as follows:

	December 31, 2019	December 31, 2018
Not overdue	1,552,912	1,382,193
Overdue:
From 1 to 30 days	175,112	116,665
From 31 to 60 days	32,925	27,649
From 61 to 90 days	36,337	20,734
More than 90 days	137,515	166,535
Expected credit losses	(120,407)	(125,584)

	1,814,394	1,588,192

Summary of Changes in Allowance for Doubtful Accounts	Changes in the expected credit losses are as follows:

At January 1, 2018	(121,052)
Provision / reversal	(4,532)
At December 31, 2018	(125,584)
Provision / reversal	5,177

At December 31, 2019	(120,407)

Summary of Receivables from and Payables to Related Parties
a)	Summary of balances to related parties

	December 31, 2019	December 31, 2018
Current Asset
Corporate operation / Agreements
Raízen Energia S.A. (i)	50,296	38,205
Aguassanta Participações S.A.	444	29
Raízen Combustíveis S.A. (i)	7,588	6,263
Other	291	183

Total current Asset	58,619	44,680

Non-current assets
Corporate operation / Agreements
Raízen Combustíveis S.A. (i)	36,410	27,523

	36,410	27,523

Preferred shares
Raízen Energia S.A. (i)	78,304	37,470
Janus Brasil Participações S.A.	8	—

	78,312	37,470
Financial operations
Rezende Barbosa (ii)	—	23,144
Other	—	2,253

	—	25,397
Total non-current assets	114,722	90,390

Total assets	173,341	135,070

Current liabilities
Corporate operations / agreements
Raízen Energia S.A. (i)	262,612	215,582
Raízen Combustíveis S.A. (i)	127,773	136,779
Radar Propriedades Agrícolas S.A.	150	—
Other	1,923	3,610

Total liabilities	392,458	355,971

(i)
Current and
non-current
assets receivable from Raízen Energia and Raízen Combustíveis are, primarily, tax credits which will be reimbursed to the Company when realized. The preferred shares are used to Raízen reimburse Cosan, with preferential dividends, when the net operating loss is consumed in Raízen.

Current liabilities represent reimburse to Raízen Energia and Raízen Combustíveis related to expenses regarding legal disputes and other liabilities, generated before the formation of joint ventures, which are responsibility of Cosan S.A.
(ii)
On September 13, 2019, Cosan and Rezende Barbosa entered into a Private Instrument for Settlement and Termination of Contracts and Other Covenants in which the balance of receivables was settled through the delivery of 1,908,783 and 477,196 shares of Cosan S.A. and Cosan Logística to the Company that were blocked and in custody with a Financial Institution. The equity instruments received in said instrument represent an increase in the Company’s interest of 0.48% and 0.10% in Cosan S.A. and Cosan Logística. Additionally, during the exercise in which the shares held in custody remained blocked, such shares were not entitled to any dividends received, pursuant to the agreement in effect at the time, and the amount of R$20,751 recorded as dividends payable to this shareholder was reversed against retention profit in subsidiary Cosan S.A.

Summary of Related Party Transactions
b) Related party transactions

	December 31, 2019	December 31, 2018	December 31, 2017
Product sales
Raízen Energia S.A.	298,980	304,648	411,443
Raízen Combustíveis S.A	221,369	188,895	154,104
Other	7,010	15,117	8,381

	527,359	508,660	573,928
Purchase of goods / inputs
Raízen Energia S.A.	(7,010)	(3,672)	(1,347)
Raízen Combustíveis S.A	(1,240,781)	(1,205,231)	(1,006,515)

	(1,247,791)	(1,208,903)	(1,007,862)
Shared income (expense)
Raízen Energia S.A.	(71,978)	(73,105)	(70,914)

	(71,978)	(73,105)	(70,914)
Financial result
Usina Santa Luiza	(41)	(241)	(378)
Raízen Energia S.A.	—	4,100	7,727
Raízen Combustíveis S.A	5,729	—	—
Other	(5)	2,879	3

	5,683	6,738	7,352

Total	(786,727)	(766,610)	(497,496)

Summary of Officers' and Directors' Compensation
c) Officers’ and directors’ compensation
The Company has a compensation policy approved by the Board of Directors. Compensation of the Company’s key management personnel includes salaries, non-cash
benefits and contributions to a post-employment defined benefit plan.

	December 31, 2019	December 31, 2018	December 31, 2017
Short-term benefits to officers and directors	88,440	86,810	76,976
Share-based payment transactions (i)	16,823	11,423	63,658
Post-employment benefits	728	476	934
Other long-term benefits	—	547	664
Benefits from termination of employment contract	—	1,193	635

	105,991	100,449	142,867

(i)	Replacement of the stock option plans to the stock-based compensation plan (Note 23).

Summary of Summary of Non-current Borrowings

	Interest
Description	Index	Annual interest	December 31, 2019	December 31, 2018	Maturity	Objective
With guarantee
BNDES	URTJLP	7.86%	2,213,704	2,584,347	Dec-2029	Expansion project
	Fixed	5.36%	834,039	1,055,281	Jan-2025	Expansion project
	TJ462	8.37%	144,573	316,854	Oct-2020	Investment
	Selic	6.28%	73,540	152,562	Oct-2020	Investment
	Selic	6.45%	52,031	63,852	Jun-2023	Investment
	TJLP	7.57%	83,174	107,731	Jun-2023	Investment
	TJLP	5.95%	1,667	—	Jun-2023	Investment
	Selic	13.65%	—	3,930	Sep-2020	Expansion project
	Selic	6.80%	1,118	—	Sep-2020	Expansion project
	Fixed	3.50%	1,426	2,261	Jan-2024	Expansion project
	IPCA	12.07%	1,528	2,211	Nov-2021	Expansion project
	URTJLP	7.87%	4,952	—	Mar-2022	Expansion project
Export credit agreement (ECA)	Euribor + 0.58%	0.58%	79,528	—	Sep-2026	Investment
EIB	U.S.$	3.88%	31,770	89,003	Jun-2020	Investment
	U.S.$	2.94%	29,081	54,508	Sep-2020	Investment
	U.S.$ + LIBOR	2.46%	71,129	115,581	May-2021	Investment
	U.S.$ + LIBOR	2.66%	89,336	130,402	Sep-2021	Investment
FINEP	Fixed	5.00%	—	93,309	Dec-2019	Investment

			3,712,596	4,771,832

Without guarantee
Foreign loans	GBP + Libor	1.96%	106,643	—	Dec-2022	Acquisition
	GBP + Libor	2.36%	186,604	—	Dec-2022	Acquisition
	GBP + Libor	4.37%	—	363,250	Dec-2019	Acquisition
	GBP + Libor	2.22%	150,253	199,794	Nov-2020	Acquisition
	Fixed	1.16%	3,561	—	Mar-2022	Acquisition
Export credit note (NCE)	126% of CDI	8.13%	—	514,817	Dec-2019	Exportation
	CDI + 0.80%	5.24%	512,078	—	Dec-2023	Exportation
	125% of CDI	8.06%	—	646,024	Jan-2019	Exportation
Perpetual Notes	U.S.$	8.25%	2,040,752	1,961,819	—	Acquisition
Resolution 4131	U.S.$	4.79%	20,688	39,738	Oct-2020	Working capital
	U.S.$ + Libor	3.75%	—	156,387	Feb-2020	Working capital
	U.S.$ + Libor	2.90%	81,107	—	Feb-2020	Working capital
	U.S.$	3.67%	313,493	292,172	May-2023	Working capital
	U.S.$	4.34%	—	41,033	Dec-2019	Working capital
	U.S.$	2.65%	217,537	209,987	Nov-2022	Working capital
Senior Notes Due 2023	U.S.$	5.00%	438,985	409,590	Mar-2023	Acquisition
Senior Notes Due 2027	U.S.$	7.00%	3,234,647	2,977,721	Jan-2027	Acquisition
Senior Notes Due 2024	U.S.$	7.38%	3,318,895	3,061,566	Feb-2024	Acquisition
Senior Notes Due 2024	U.S.$	5.95%	903,636	2,022,793	Sep-2024	Acquisition
Senior Notes Due 2025	U.S.$	5.88%	2,182,089	1,997,394	Jan-2025	Acquisition
Senior Notes Due 2029	Fixed	5.50%	3,071,052	—	Sep-2029	Acquisition
Commercial banks	Fixed U.S.$	—	—	15,499	Aug-2019	Working capital
Working capital	120.25% of CDI	6.53%	—	30,828	Dec-2019	Working capital
	125% of CDI	6.79%	—	5,018	Dec-2019	Working capital
	122% of CDI	7.86%	—	15,402	Dec-2019	Working capital
Bank overdrafts	125.5% of CDI	5.53%	740	—	Jan-2020	Working capital
Prepayment	U.S.$+Libor	3.64%	—	11,706	Dec-2019	Working capital
	100% Libor	2.90%	80,932	—	Nov-2021	Working capital
	100% Libor 0,76%	2.72%	40,474	—	Oct-2020	Working capital
Debentures	IGPM + 6,10%	10.59%	240,900	228,010	May-2028	Working capital
	IPCA + 5.57%	9.84%	108,133	203,613	Sep-2020	Working capital
	IPCA + 7.14%	11.47%	318,412	305,894	Dec-2020	Working capital
	IPCA + 7.48%	11.82%	286,271	275,014	Dec-2022	Working capital
	IPCA + 7.36%	11.70%	94,367	90,656	Dec-2025	Working capital
	IPCA + 5.87%	10.15%	859,996	767,638	Dec-2023	Working capital
	IPCA + 4.33%	8.54%	431,817	414,583	Oct-2024	Working capital
	IPCA + 4.68%	8.91%	570,098	—	Feb-2026	Working capital
	IPCA + 4.50%	8.72%	668,034	—	Feb-2029	Working capital
	IPCA + 3,90%	8.10%	895,249	—	Oct-2029	Working capital
	IPCA + 4,00%	8.20%	219,466	—	Oct-2029	Working capital
	106 % of CDI	5.73%	1,727,459	—	Feb-2021	Acquisition
	128 % of CDI	8.26%	—	501,064	Feb-2019	Working capital
	100% CDI + 0,50%	4.92%	2,015,251	—	Oct-2022	Working capital
	CDI + 0.90%	5.30%	—	43,471	Sep-2019	Working capital

			25,339,619	17,802,481

Consolidated Debt			29,052,215	22,574,313

Current			3,518,225	2,115,305

Non-current			25,533,990	20,459,008

Summary of Carrying Amounts of Loans, Borrowings and Debentures
The carrying amounts of loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2019	December 31, 2018
Brazilian reais (R$)	12,360,023	8,424,370
U.S. dollar (U.S.$)	16,165,603	13,586,899
British pound (GBP)	443,500	563,044
Euro (EUR)	83,089	—

	29,052,215	22,574,313

At December 31, 2019, all dated debts denominated in U.S. dollar, in the subsidiaries, have currency risk protection through derivatives (Note 5.9), except for perpetual notes. For the Fifth Issuance of debentures denominated in Brazilian reais
of the Comgás, a derivative operation was carried out in which its future cash flow was protected, and the Extended National Consumer Price Index (
Índice Nacional de Preços ao Consumidor Amplo
), or “IPCA,” interest rate risk was changed by percentage of the CDI.
Below are the movements that occurred for the year ended December 31, 2019:

At January 1, 2018	21,688,946

Raised	3,685,290
Repayment of principal	(5,301,421)
Payment of interest	(1,454,712)
Interest, exchange rate and fair value	3,956,210

At December 31, 2018	22,574,313
Raised	9,352,123
Repayment of principal	(4,422,026)
Payment of interest	(1,384,184)
Interest, exchange rate and fair value	2,931,989

December 31, 2019	29,052,215

Schedule Required to Comply Financial Covenants
Under the terms of the major borrowing facilities, the Company is required to comply with the following financial covenants:

Debt	Triggers	Ratios
Debenture 3 rd Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43
	Short-term indebtedness / Total indebtedness cannot exceed 0.6	0.16
Debenture 4 th Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43
	Short-term indebtedness / Total indebtedness cannot exceed 0.6	0.16
Debenture 5 th Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43
Debenture 6 th Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43

Debenture 7 th Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43
Debenture 8 th Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43
Debenture 2 nd Issue - Cosan S.A.	Net debt / EBITDA subsidiary not higher than or equal to 4.5	1.8
Senior Notes Due 2024 – Cosan Limited	Pro forma(i) / EBITDA pro forma not higher than or equal to 3.5	2.3
Senior Notes Due 2024 – Rumo S.A.	Net debt / EBITDA subsidiary not higher than or equal to 4.0	2.2
Senior Notes Due 2025 - Rumo S.A.	Net debt / EBITDA subsidiary not higher than or equal to 4.0	2.2
Senior Notes 2027 - Cosan S.A.	Net debt (i)|(ii) / EBITDA subsidiary not higher than or equal to 3.5	1.8
Senior Notes Due 2029 – Cosan Limited	Pro forma(i) / EBITDA pro forma not higher than or equal to 3.5	2.3
BNDES – Rumo S.A.	Net Financial Debt / EBITDA subsidiary not higher than or equal 4.0x in December 2019	2.06
BNDES – Rumo S.A.	EBITDA subsidiary / Consolidated Financial Result not higher than or equal 1.40x in December 2019	2.68

(i)	Net debt and EBITDA pro forma , including joint ventures numbers;
(ii)	The effects of initial recognition of IFRS 16 are not part of triggers measures for financial covenants purposes.

Summary of Derivative Financial Instruments

	Notional		Fair value
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Exchange rate derivatives
Forward agreements	1,542,535	907,832	(30,784)	1,719
Interest rate and exchange rate risk
Swap agreements (interest rate)	2,633,796	2,114,926	692,642	394,497
Swap agreements (exchange and interest rate)	10,888,474	11,896,908	3,081,501	2,126,927
	13,522,270	14,011,834	3,774,143	2,521,424
Total financial instruments			3,743,359	2,523,143

Assets			3,824,410	2,548,857
Liabilities			(81,051)	(25,714)

Summary of movement of the obligation with preferred shareholders
Below the movement of the obligation with preferred shareholders:

At January 1, 2018	1,442,680
Dividend distribution	(422,639)
Monetary variation	77,449

At December 31, 2018	1,097,490
Dividend distribution	(535,832)
Monetary variation	49,879

At December 31, 2019	611,537

Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange
The market value of the Senior Notes are listed on the Luxembourg Stock Exchange (Note 5.5) is based on their quoted market price are as follows:

	Company	December 31, 2019	December 31, 2018
Senior notes 2023	Cosan S.A	101.46%	96.86%
Senior notes 2024	Rumo S.A	107.90%	104.27%
Senior notes 2024	Cosan Limited	105.18%	98.55%
Senior notes 2025	Rumo S.A.	107.27%	94.94%
Senior notes 2027	Cosan S.A.	109.18%	101.15%
Senior notes 2029	Cosan Limited	104.48%	—
Perpetual notes	Cosan S.A.	104.06%	101.21%

Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities
The carrying amounts and fair value of financial assets and financial liabilities are as follows:

				Assets and liabilities measured at fair value
		Carrying amount		December 31, 2019
	Note	December 31, 2019	December 31, 2018	Level 1	Level 2	Level 3	Level 2	Level 3
Assets
Investment funds	5.1	3,279,170	1,600,590	—	3,279,170	—	1,600,590	—
Marketable securities	5.2	3,115,503	4,202,835	—	3,115,503	—	4,202,835	—
Other financial assets		134,637	—	134,637	—	—	—	—
Derivate financial instruments	5.9	3,824,410	2,548,857	—	3,824,410	—	2,548,857	—

Total		10,353,720	8,352,282	134,637	10,219,083	—	8,352,282	—

Liabilities
Loans, borrowings and debentures		(16,370,166)	(12,569,126)	—	(16,245,132)	—	(12,569,126)	—
Contingent consideration (i)		(184,370)	(202,365)	—	(158,251)	(26,119)	(129,013)	(73,352)
Derivative financial instruments	5.9	(81,051)	(25,714)	—	(81,051)	—	(25,714)	—

Total		(16,635,587)	(12,797,205)	—	(16,484,434)	(26,119)	(12,723,853)	(73,352)

(i)
Composed of: (i) consideration payable related to the intangible asset of the contract with ExxonMobil in the amount of R$158,261 (level 2); and (ii) a variable contingent consideration payable of R$26,119 (level 3), which considers the present value of the expected payment discounted, using a risk-adjusted discount rate. The expected payment is determined considering the most likely scenario of revenues and projected EBITDA, which in turn determine the cash generation capacity. Significant unobservable inputs are the forecast annual revenue growth rate, EBITDA margin forecast and the 9.8% risk-adjusted discount rate.

Summary of Changes in Level 3 Items
The table below shows the movements in the items of level 3:

At January 1, 2018	116,134
Addition	4,242
Principal amortization	(61,847)
Interest and exchange variation	14,823

At December 31, 2018	73,352
Addition	21,206
Principal amortization	(63,686)
Interest and exchange variation	(4,753)

At December 31, 2019	26,119